Income taxes and mining tax credits - Disclosure of deferred taxes (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	$ 0	$ 0
Federal investment tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	654,183	654,183
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	3,309,945	1,832,035
Marketable securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	0	450,106
Reclamation obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	54,000	0
Non-capital loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	3,804,719	4,742,207
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	611,555	71,906
Unrecognized deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and liabilities	$ (8,434,402)	$ (7,750,437)